Exhibit 99.4 Schedule 1

Loan Count: 6
Audit ID	Dummy ID	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
xx	900000004	xx	x	Total Cash Reserves	156392.25	156446.50
xx	900000104	xx	x	Total Cash Reserves	50020.18	50337.10
xx	900000108	xx	x	Total Cash Reserves	38322.94	38430.94